Note 14 - Convertible Promissory Notes (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Debt Conversions [Table Text Block]
	US$	CAD$
Face value	100,090	100,000
Effective interest (137%)	(84,892)	(84,816)
	15,198	15,184